BUSINESS COMBINATION - Schedule of Business Combination (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash - Agrico trust and cash, net of redemptions	$ 311	$ 311
Non-cash net liabilities assumed from Agrico	(5,745)	(5,745)
Non-cash net assets assumed from Agrico	34	34
Net impact on total stockholders’ equity	$ (5,400)	$ (5,400)